INCOME TAXES - SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S.	$ (248,622)	$ 79,639	$ 174,792
Foreign	167,348	63,234	95,137
(Loss) earnings from continuing operations before income taxes	$ (81,274)	$ 142,873	$ 269,929